Loans and Allowance for Loan and Lease Losses	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Loans and Allowance for Loan and Lease Losses
(3)	Loans and Allowance for Loan and Lease Losses

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are stated at their outstanding unpaid principal balances, net of an allowance for loan losses and any deferred fees or costs. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the yield (interest income) of the related loans, generally being amortized over the contractual life of the loan. Premiums and discounts on purchased loans are amortized as adjustments to interest income using the effective yield method.

The loan portfolio is segmented into commercial and consumer loans. Commercial loans consist of the following classes: commercial and industrial, commercial real estate, commercial real estate-construction and lease financing. Consumer loans consist of the following classes: residential mortgage loans, home equity loans and other consumer loans.

For all classes of loans, the accrual of interest generally is discontinued when the contractual payment of principal or interest has become 90 days or more past due, or management has serious doubts about further collectability of principal or interest even though the loan is currently performing. A loan past due 90 days or more may remain on accrual status if it is in the process of collection and is either guaranteed or well secured. When a loan is placed on nonaccrual status, unpaid interest is credited to income. Interest received on nonaccrual loans, including impaired loans, is either applied against principal or reported as interest income, according to management’s judgment as to the collectability of principal. Nonaccrual loans may be restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time (generally, at least nine consecutive months) and the ultimate collectability of the total contractual principal and interest is no longer in doubt. The past due status of all classes of loans receivable is determined based on contractual due dates for loan payments.

Commercial and industrial

Mid Penn originates commercial and industrial loans. Most of the Bank’s commercial and industrial loans have been extended to finance local and regional businesses and include short-term loans to finance machinery and equipment purchases, inventory, and accounts receivable. Commercial loans also involve the extension of revolving credit for a combination of equipment acquisitions and working capital in expanding companies.

The maximum term for loans extended on machinery and equipment is based on the projected useful life of such machinery and equipment. Generally, the maximum term on non-mortgage lines of credit is one year. The loan-to-value ratio on such loans and lines of credit generally may not exceed 80 percent of the value of the collateral securing the loan. The Bank’s commercial business lending policy includes credit file documentation and analysis of the borrower’s character, capacity to repay the loan, the adequacy of the borrower’s capital and collateral as well as an evaluation of conditions affecting the borrower. Analysis of the borrower’s past, present, and future cash flows is also an important aspect of the Bank’s current credit analysis. Nonetheless, such loans are believed to carry higher credit risk than other extensions of credit.

Commercial and industrial loans typically are made on the basis of the borrower’s ability to make repayment from the cash flow of the borrower’s business. As a result, the availability of funds for the repayment of commercial business loans may be substantially dependent on the success of the business itself, which, in turn, is likely to be dependent upon the general economic environment. Mid Penn’s commercial and industrial loans are usually, but not always, secured by business assets and personal guarantees. However, the collateral securing the loans may depreciate over time, may be difficult to appraise, and may fluctuate in value based on the success of the business.

Commercial real estate and commercial real estate—construction

Commercial real estate and commercial real estate construction loans generally present a higher level of risk than loans secured by one-to-four family residences. This greater risk is due to several factors, including the concentration of principal in a limited number of loans and borrowers, the effect of general economic conditions on income producing properties, and the increased difficulty of evaluating and monitoring these types of loans. In addition, the repayment of loans secured by commercial real estate is typically dependent upon the successful operation of the related real estate project. If the cash flow from the project is reduced, the borrower’s ability to repay the loan may be impaired.

Residential mortgage

Mid Penn offers a wide array of residential mortgage loans for both permanent structures and those under construction. The Bank’s residential mortgage originations are secured primarily by properties located in its primary market and surrounding areas. Residential mortgage loans have terms up to a maximum of 30 years and with loan-to-value ratios up to 100 percent of the lesser of the appraised value of the security property or the contract price. Private mortgage insurance is generally required in an amount sufficient to reduce the Bank’s exposure to at or below the 85 percent loan to value level. Residential mortgage loans generally do not include prepayment penalties.

In underwriting residential mortgage loans, the Bank evaluates both the borrower’s ability to make monthly payments and the value of the property securing the loan. Most properties securing real estate loans made by Mid Penn are appraised by independent fee appraisers. The Bank generally requires borrowers to obtain title insurance and fire and property insurance (including flood insurance, if necessary) in an amount not less than the amount of the loan. Real estate loans originated by the Bank generally contain a “due on sale” clause allowing the Bank to declare the unpaid principal balance due and payable upon the sale of the security property.

The Bank underwrites residential mortgage loans to the standards established by the secondary mortgage market, i.e., Fannie Mae, Ginnie Mae, Freddie Mac, or Pennsylvania Housing Finance Agency standards, with the intention of selling the majority of residential mortgages originated into the secondary market. In the event that the facts and circumstances surrounding a residential mortgage application do not meet all underwriting conditions of the secondary mortgage market, the Bank will evaluate the failed conditions and evaluate the potential risk of holding the residential mortgage in the Bank’s portfolio rather than rejecting the loan request. In the event that the loan is held in the Bank’s portfolio, the interest rate on the residential mortgage would be increased to compensate for the added portfolio risk.

Consumer, including home equity

Mid Penn offers a variety of secured consumer loans, including home equity, automobile, and deposit secured loans. In addition, the Bank offers other secured and unsecured consumer loans. Most consumer loans are originated in Mid Penn’s primary market and surrounding areas.

The largest component of Mid Penn’s consumer loan portfolio consists of fixed rate home equity loans and variable rate home equity lines of credit. Substantially all home equity loans and lines of credit are secured by junior lien mortgages on principal residences. The Bank will lend amounts, which, together with all prior liens, typically may be up to 85 percent of the appraised value of the property securing the loan. Home equity term loans may have maximum terms up to 20 years while home equity lines of credit generally have maximum terms of five years.

Consumer loan terms vary according to the type and value of collateral, length of contract and creditworthiness of the borrower. The underwriting standards employed by the Bank for consumer loans include an application, a determination of the applicant’s payment history on other debts, and an assessment of ability to meet existing obligations and payments on the proposed loan. Although creditworthiness of the applicant is a primary consideration, the underwriting process also includes a comparison of the value of the collateral, if any, in relation to the proposed loan amount.

Consumer loans may entail greater credit risk than do residential mortgage loans, particularly in the case of consumer loans which are unsecured or are secured by rapidly depreciable assets, such as automobiles or recreational equipment. In such cases, any repossessed collateral for a defaulted consumer loan may not provide an adequate source of repayment of the outstanding loan balance. In addition, consumer loan collections are dependent on the borrower’s continuing financial stability, and thus are more likely to be affected by adverse personal circumstances. Furthermore, the application of various federal and state laws, including bankruptcy and insolvency laws, may limit the amount that can be recovered on such loans.

Junior liens inherently have more credit risk by virtue of the fact that another financial institution may have a higher security position in the case of foreclosure liquidation of collateral to extinguish the debt. Generally, foreclosure actions could become more prevalent if the real estate market weakens and property values deteriorate.

Allowance for Loan and Lease Losses

The allowance for credit losses (“allowance”) consists of (i) the allowance for loan and lease losses, and (ii) the reserve for unfunded lending commitments. The allowance for loan and lease losses represents management’s estimate of losses inherent in the loan portfolio as of the balance sheet date and is recorded as a reduction to loans. The reserve for unfunded lending commitments represents management’s estimate of losses inherent in its unfunded loan commitments and is recorded in other liabilities on the consolidated balance sheet. The reserve for unfunded lending commitments was $127,000 at June 30, 2017 and $120,000 at December 31, 2016. The allowance is increased by the provision for loan and lease losses, and decreased by charge-offs, net of recoveries. Loans deemed to be uncollectible are charged against the allowance, and subsequent recoveries, if any, are credited to the allowance. All, or part, of the principal balance of loans are charged off to the allowance as soon as it is determined that the repayment of all, or part, of the principal balance is highly unlikely. Non-residential consumer loans are generally charged off no later than 120 days past due on a contractual basis, earlier in the event of bankruptcy, or if there is an amount deemed uncollectible. Because all identified losses are immediately charged off, no portion of the allowance is restricted to any individual loan or groups of loans, and the entire allowance is available to absorb any and all loan losses.

The allowance is maintained at a level considered by management to be adequate to provide for losses that can be reasonably anticipated. Management performs a monthly evaluation of the adequacy of the allowance. The allowance is based on Mid Penn’s past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions, and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available.

The allowance consists of specific, general and unallocated components. The specific component relates to loans that are classified as impaired. For loans that are classified as impaired, an allowance is established when the discounted cash flows, collateral value, or observable market price of the impaired loan is lower than the carrying value of that loan.

The general component covers pools of loans by loan class including commercial loans not considered impaired, as well as smaller balance homogeneous loans, such as residential real estate, home equity and other consumer loans. These pools of loans are evaluated for loss exposure based upon historical loss rates for each of these categories of loans, adjusted for qualitative factors. These qualitative risk factors include changes in economic conditions, fluctuations in loan quality measures, changes in collateral values, changes in the experience of the lending staff and loan review systems, changes in lending policies and procedures (including underwriting standards), changes in the mix and volume of loans originated, the effect of other external factors such as competition and legal and regulatory requirements on the level of estimated credit losses in the existing loan portfolio, shifting industry or portfolio concentrations, and other relevant factors.

Each factor is assigned a value to reflect improving, stable or declining conditions based on management’s best judgment using relevant information available at the time of the evaluation. Adjustments to the factors are supported through documentation of changes in conditions in a narrative accompanying the allowance for loan loss calculation.

The unallocated component of the allowance for loan and lease losses covers several considerations that are not specifically measureable through either the specific and general components. For example, we believe that we could face increasing credit risks and uncertainties, not yet reflected in recent historical losses or qualitative factor assessments, associated with unpredictable changes in economic growth or business conditions in our markets or for certain industries in which we have commercial loan borrowers, or unanticipated stresses to the values of real estate held as collateral. Any or all of these additional issues can adversely affect our borrowers’ ability to timely repay their loans. Additionally, we have experienced continued strong commercial loan growth, including growth in newer markets where we have less of a loss history. Also, the unallocated component allocation recognizes the inherent imprecision in our allowance for loan and lease loss methodology, or any alternative methodology, for estimating specific and general loan losses, including the unpredictable timing and amounts of charge-offs, the fact that historical loss averages don’t necessarily correlate to future loss trends, and unexpected changes to specific-credit or general portfolio future cash flows and collateral values which could negatively impact unimpaired portfolio loss factors.

Mid Penn generally considers a commercial loan (consisting of commercial and industrial, commercial real estate, commercial real estate-construction, and lease financing loan classes) to be impaired when it becomes 90 days or more past due and not in the process of collection or sooner when it is probable that Mid Penn will be unable to collect all contractual principal and interest due. This methodology assumes the borrower cannot or will not continue to make additional payments. At that time the loan would generally be considered collateral dependent as the discounted cash flow method would generally indicate no operating income available for evaluating the collateral position; therefore, most impaired loans are deemed to be collateral dependent.

In addition, Mid Penn’s rating system assumes any loans classified as nonaccrual, included in the substandard rating, to be impaired, and most of these loans are considered collateral dependent; therefore, most of Mid Penn’s impaired loans, whether reporting a specific allocation or not, are considered collateral dependent.

Mid Penn evaluates loans for charge-off on a monthly basis. Policies that govern the recommendation for charge-off are unique to the type of loan being considered. Commercial loans rated as substandard nonaccrual or lower will first have a collateral evaluation completed in accordance with the guidance on impaired loans. Once the collateral evaluation has been completed, a specific allocation of allowance is made based upon the results of the evaluation. The remaining balance remains a nonperforming loan with the original terms and interest rate intact (not restructured). In the event the loan is unsecured, the loan would have been charged-off at the recognition of impairment. Commercial real estate loans rated as impaired will also have an initial collateral evaluation completed in accordance with the guidance on impaired loans. An updated real estate valuation is ordered and the collateral evaluation is modified to reflect any variations in value. A specific allocation of allowance is made for any anticipated collateral shortfall. The remaining balance remains a nonperforming loan with the original terms and interest rate intact (not restructured). The process of charging off a residential mortgage loan begins when a loan becomes delinquent for 90 days and is not in the process of collection. The existing appraisal is reviewed and a lien search is obtained to determine lien position and any instances of intervening liens. A new appraisal of the property will be ordered if deemed necessary by management and a collateral evaluation is completed. The loan will then be charged down to the value indicated in the evaluation. Consumer loans (including home equity loans and other consumer loans) are recommended for charge-off after reaching delinquency of 90 days and the loan is not well-secured or otherwise not probable for collection. The collateral shortfall of the consumer loan is recommended for charge-off at this point.

As noted above, Mid Penn assesses a specific allocation for commercial loans and commercial real estate loans. The remaining balance remains a nonperforming loan with the original terms and interest rate intact (not restructured). In addition, Mid Penn takes a preemptive step when any commercial loan becomes classified under its internal classification system. A preliminary collateral evaluation, in accordance with the guidance on impaired loans, is prepared using the existing collateral information in the loan file. This process allows Mid Penn to review both the credit and documentation files to determine the status of the information needed to make a collateral evaluation. This collateral evaluation is preliminary but allows Mid Penn to determine if any potential collateral shortfalls exist.

It is Mid Penn’s policy to obtain updated third party valuations on all impaired loans collateralized by real estate as soon as practically possible of the credit being classified as substandard nonaccrual. Prior to receipt of the updated real estate valuation Mid Penn will use any existing real estate valuation to determine any potential allowance issues; however, no allowance recommendation will be made until such time Mid Penn is in receipt of the updated valuation. The Asset Recovery department employs an electronic tracking system to monitor the receipt of and need for updated appraisals. To date, there have been no material time lapses noted with the above processes.

In some instances Mid Penn is not holding real estate as collateral and is relying on business assets (personal property) for repayment. In these circumstances a collateral inspection is performed by Mid Penn personnel to determine an estimated value. The value is based on net book value, as provided by the financial statements, and discounted accordingly based on determinations made by management. Occasionally, Mid Penn will employ an outside service to provide a fair estimate of value based on auction sales or private sales. Management reviews the estimates of these third parties and discounts them accordingly based on management’s judgment, if deemed necessary.

For impaired loans with no valuation allowance required, Mid Penn’s practice of obtaining independent third party market valuations on the subject property as soon as practically possible of the credit being placed on nonaccrual status sometimes indicates that the loan to value ratio is sufficient to obviate the need for a specific allocation in spite of significant deterioration in real estate values in Mid Penn’s primary market area. These circumstances are determined on a case by case analysis of the impaired loans.

Mid Penn actively monitors the values of collateral on impaired loans. This monitoring may require the modification of collateral values over time or changing circumstances by some factor, either positive or negative, from the original values. All collateral values will be assessed by management at least every 12 months for possible revaluation by an independent third party.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, Mid Penn does not separately identify individual residential mortgage loans, home equity loans and other consumer loans for impairment disclosures, unless such loans are the subject of a troubled debt restructuring agreement.

Loans whose terms are modified are classified as troubled debt restructurings if the borrowers have been granted concessions and it is deemed that those borrowers are experiencing financial difficulty. Concessions granted under a troubled debt restructuring generally involve a temporary reduction in interest rate or an extension of a loan’s stated maturity date. Nonaccrual troubled debt restructurings are restored to accrual status if principal and interest payments, under the modified terms, are current for nine consecutive months after modification. Loans classified as troubled debt restructurings are designated as impaired.

The allowance calculation methodology includes further segregation of loan classes into risk rating categories. The borrower’s overall financial condition, repayment sources, guarantors, and value of collateral, if appropriate, are evaluated annually for commercial loans or when credit deficiencies arise, such as delinquent loan payments. Credit quality risk ratings include regulatory classifications of special mention, substandard, doubtful, and loss. Loans criticized as special mention have potential weaknesses that deserve management’s close attention. If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects. Loans classified substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They include loans that are inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified doubtful have all the weaknesses inherent in loans classified substandard with the added characteristic that collection or liquidation in full, on the basis of current conditions and facts, is highly improbable. Loans classified as a loss are considered uncollectible and are charged to the allowance for loan losses. Any loans not classified as noted above are rated pass.

In addition, Federal and State regulatory agencies, as an integral part of their examination process, periodically review the Bank’s allowance and may require the Bank to recognize additions to the allowance based on their judgments about information available to them at the time of their examination, which may not be currently available to management. Based on management’s comprehensive analysis of the loan portfolio, management believes the current level of the allowance for loan losses is adequate.

Acquired Loans

Loans that Mid Penn acquires in connection with business combinations are recorded at fair value with no carryover of the existing related allowance for loan losses. Fair value of the loans involves estimating the amount and timing of principal and interest cash flows expected to be collected on the loans and discounting those cash flows at a market rate of interest.

The excess of cash flows expected at acquisition over the estimated fair value is referred to as the accretable discount and is recognized into interest income over the remaining life of the loan. The difference between contractually required payments at acquisition and the cash flows expected to be collected at acquisition is referred to as the nonaccretable discount. These loans are accounted for under the ASC 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality. The nonaccretable discount includes estimated future credit losses expected to be incurred over the life of the loan. Subsequent decreases to the expected cash flows will require Mid Penn to evaluate the need for an additional allowance. Subsequent improvement in expected cash flows will result in the reversal of a corresponding amount of the nonaccretable discount which Mid Penn will then reclassify as accretable discount that will be recognized into interest income over the remaining life of the loan.

Loans acquired through business combinations that meet the specific criteria of ASC 310-30 are individually evaluated each period to analyze expected cash flows. To the extent that the expected cash flows of a loan have decreased due to credit deterioration, Mid Penn establishes an allowance.

Loans acquired through business combinations that do not meet the specific criteria of ASC 310-30 are accounted for under ASC 310-20. These loans are initially recorded at fair value, and include credit and interest rate marks associated with acquisition accounting adjustments. Purchase premiums or discounts are subsequently amortized as an adjustment to yield over the estimated contractual lives of the loans. There is no allowance for loan losses established at the acquisition date for acquired performing loans. An allowance for loan losses is recorded for any credit deterioration in these loans subsequent to acquisition.

Acquired loans that met the criteria for impaired or nonaccrual of interest prior to the acquisition may be considered performing upon acquisition, regardless of whether the customer is contractually delinquent if Mid Penn expects to fully collect the new carrying value (i.e. fair value) of the loans. As such, Mid Penn may no longer consider the loan to be nonaccrual or nonperforming and may accrue interest on these loans, including the impact of any accretable discount. In addition, charge-offs on such loans would be first applied to the nonaccretable difference portion of the fair value adjustment.

The classes of the loan portfolio, summarized by the pass rating (net of deferred fees and costs of $435,000 as of June 30, 2017 and $196,000 as of December 31, 2016), and the classified ratings of special mention, substandard, and doubtful within Mid Penn’s internal risk rating system as of June 30, 2017 and December 31, 2016, are as follows:

(Dollars in thousands)	Pass	Special Mention	Substandard	Doubtful	Total
June 30, 2017
Commercial and industrial	$175,700	$4,385	$1,283	$—	$181,368
Commercial real estate	473,078	1,757	7,306	—	482,141
Commercial real estate—construction	52,543	191	571	—	53,305
Lease financing	307	—	—	—	307
Residential mortgage	101,186	102	1,349	—	102,637
Home equity	38,154	124	393	—	38,671
Consumer	3,878	—	—	—	3,878

	$844,846	$6,559	$10,902	$—	$862,307

(Dollars in thousands)	Pass	Special Mention	Substandard	Doubtful	Total
December 31, 2016
Commercial and industrial	$170,780	$937	$801	$—	$172,518
Commercial real estate	437,592	1,683	7,249	—	446,524
Commercial real estate—construction	52,888	202	1,286	—	54,376
Lease financing	425	—	—	—	425
Residential mortgage	97,994	107	1,356	—	99,457
Home equity	37,242	142	224	—	37,608
Consumer	3,016	—	—	—	3,016

	$799,937	$3,071	$10,916	$—	$813,924

Impaired loans by loan portfolio class as of June 30, 2017 and December 31, 2016 are summarized as follows:

	June 30, 2017			December 31, 2016
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial and industrial	$—	$18	$—	$4	$9	$—
Commercial real estate:
Commercial real estate	900	1,390	—	726	1,792	—
Acquired with credit deterioration	573	573	—	842	842	—
Commercial real estate—construction	331	334		618	618
Residential mortgage:
Residential mortgage	902	931	—	848	882	—
Acquired with credit deterioration	324	324	—	389	389	—
Home equity	327	369	—	111	129	—

With an allowance recorded:
Commercial and industrial	$—	$—	$—	$56	$62	$6
Commercial real estate	2,751	2,915	893	2,520	2,646	711
Commercial real estate—construction	240	242	70	242	242	72
Residential mortgage	66	68	66	68	68	68
Home equity	—	—	—	29	49	1

Total Impaired Loans:
Commercial and industrial	$—	$18	$—	$60	$71	$6
Commercial real estate	4,224	4,878	893	4,088	5,280	711
Commercial real estate—construction	571	576	70	860	860	72
Residential mortgage	1,292	1,323	66	1,305	1,339	68
Home equity	327	369	—	140	178	1

The average recorded investment of impaired loans and related interest income recognized for the three and six months ended June 30, 2017 and 2016 are summarized as follows:

	Three Months Ended
	June 30, 2017		June 30, 2016
(Dollars in thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial and industrial	$36	$—	$11	$—
Commercial real estate:
Commercial real estate	644	—	960	—
Acquired with credit deterioration	644	110	943	—
Commercial real estate—construction	473	—	—	—
Lease financing	—
Residential mortgage:
Residential mortgage	860	7	831	7
Acquired with credit deterioration	326	2	377
Home equity:			66	—
Home equity	90	—	—	—
Acquired with credit deterioration	—	—	—	—
Consumer	—	—	—	—

With an allowance recorded:
Commercial and industrial	$—	$—	$59	$—
Commercial real estate	2,792	—	2,201	—
Commercial real estate—construction	240	—	—	—
Lease financing	—	—	—	—
Residential mortgage	66	—	—	—
Home equity	—	—	17	—
Consumer	—	—	—	—

Total Impaired Loans:
Commercial and industrial	$36	$—	$70	$—
Commercial real estate	4,080	110	4,104	—
Commercial real estate—construction	713	—	—	—
Lease financing	—	—	—	—
Residential mortgage	1,252	9	1,208	7
Home equity	90	—	83	—

	Six Months Ended
	June 30, 2017		June 30, 2016
(Dollars in thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial and industrial	$18	$—	$14	$—
Commercial real estate:
Commercial real estate	524	279	1,001	—
Acquired with credit deterioration	738	110	934	—
Commercial real estate—construction	313	—	—	—
Lease financing	—	—	—	—
Residential mortgage:
Residential mortgage	843	18	777	9
Acquired with credit deterioration	350	—	375	4
Home equity	101	2	53	—
Consumer	—

With an allowance recorded:
Commercial and industrial	$—	$—	$61	$—
Commercial real estate	2,660	—	1,851	—
Commercial real estate—construction	144	—	—	—
Lease financing	—	—	—	—
Residential mortgage	40	—	—	—
Home equity	—	—	19	—
Consumer	—	—	—	—

Total Impaired Loans:
Commercial and industrial	$18	$—	$75	$—
Commercial real estate	3,922	389	3,786	—
Commercial real estate—construction	457	—	—	—
Lease financing	—	—	—	—
Residential mortgage	1,233	18	1,152	13
Home equity	101	2	72	—

Nonaccrual loans by loan portfolio class as of June 30, 2017 and December 31, 2016 are summarized as follows:

(Dollars in thousands)	June 30, 2017	December 31, 2016
Commercial and industrial	$—	$4
Commercial real estate	3,630	2,939
Commercial real estate—construction	571	860
Residential mortgage	690	715
Home equity	327	140

	$5,218	$4,658

The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The classes of the loan portfolio summarized by the past due status as of June 30, 2017 and December 31, 2016 are summarized as follows:

(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Receivable > 90 Days and Accruing
June 30, 2017
Commercial and industrial	$101	$4,083	$—	$4,184	$177,184	$181,368	$—
Commercial real estate:
Commercial real estate	250	43	2,502	2,795	478,773	481,568	—
Acquired with credit deterioration	516	—	57	573	—	573	57
Commercial real estate—construction	371	120	451	942	52,363	53,305	—
Lease financing	—	—	—	—	307	307	—
Residential mortgage:
Residential mortgage	174	—	299	473	101,840	102,313	—
Acquired with credit deterioration	32	—	226	258	66	324	—
Home equity	13	—	298	311	38,360	38,671	—
Consumer	—	—	—	—	3,878	3,878	—

Total	$1,457	$4,246	$3,833	$9,536	$852,771	$862,307	$57

(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Receivable > 90 Days and Accruing
December 31, 2016
Commercial and industrial	$164	$12	$4	$180	$172,338	$172,518	$—
Commercial real estate:
Commercial real estate	475	—	1,004	1,479	444,203	445,682	—
Acquired with credit deterioration	—	—	59	59	783	842	59
Commercial real estate—construction	—	404	84	488	53,888	54,376	—
Lease financing	—	—	—	—	425	425	—
Residential mortgage:
Residential mortgage	548	124	237	909	98,159	99,068	—
Acquired with credit deterioration	—	—	238	238	151	389	—
Home equity	33	13	125	171	37,437	37,608	—
Consumer	—	—	—	—	3,016	3,016	—

Total	$1,220	$553	$1,751	$3,524	$810,400	$813,924	$59

The following tables summarize the allowance and recorded investments in loans receivable.

(Dollars in thousands)	Commercial and industrial	Commercial real estate	Commercial real estate— construction	Lease financing	Residential mortgage	Home equity	Consumer	Unallocated	Total
As of, and for the three months ended, June 30, 2017
Allowance for loan and lease losses:
Beginning balance, April 1, 2017	$1,630	$4,715	$101	$1	$532	$364	$3	$274	$7,620
Charge-offs	—	(30)	—	—	—	—	(10)	—	(40)
Recoveries	3	22	—	—	2	5	1	—	33
Provisions	(5)	274	39	—	5	35	10	(258)	100

Ending balance, June 30, 2017	$1,628	$4,981	$140	$1	$539	$404	$4	$16	$7,713

(Dollars in thousands)	Commercial and industrial	Commercial real estate	Commercial real estate— construction	Lease financing	Residential mortgage	Home equity	Consumer	Unallocated	Total
As of, and for the six months ended, June 30, 2017
Allowance for loan and lease losses:
Beginning balance, January 1, 2017	$1,580	$4,323	$144	$1	$541	$379	$3	$212	$7,183
Charge-offs	(12)	(30)	—	—	(18)	—	(16)	—	(76)
Recoveries	7	361	—	—	4	5	4	—	381
Provisions	53	327	(4)	—	12	20	13	(196)	225

Ending balance, June 30, 2017	1,628	4,981	140	1	539	404	4	16	7,713
Ending balance: individually evaluated for impairment	—	893	70	—	66	—	—	—	1,029

Ending balance: collectively evaluated for impairment	$1,628	$4,088	$70	$1	$473	$404	$4	$16	$6,684

Loans receivables:
Ending balance	$181,368	$482,141	$53,305	$307	$102,637	$38,671	$3,878	$—	$862,307
Ending balance: individually evaluated for impairment	—	3,651	571	—	968	327	—	—	5,517
Ending balance: acquired with credit deterioration	—	573	—	—	324	—	—	—	897

Ending balance: collectively evaluated for impairment	$181,368	$477,917	$52,734	$307	$101,345	$38,344	$3,878	$—	$855,893

(Dollars in thousands)	Commercial and industrial	Commercial real estate	Commercial real estate— construction	Lease financing	Residential mortgage	Home equity	Consumer	Unallocated	Total
As of, and for the three months ended, June 30, 2016
Allowance for loan and lease losses:
Beginning balance, April 1, 2016	$1,427	$3,777	$119	$1	$516	$303	$9	$287	$6,439
Charge-offs	—	(54)	—	—	—	(25)	(7)	—	(86)
Recoveries	1	136	—	—	25	—	2	—	164
Provisions	(56)	382	1	—	(20)	47	5	36	395

Ending balance, June 30, 2016	$1,372	$4,241	$120	$1	$521	$325	$9	$323	$6,912

(Dollars in thousands)	Commercial and industrial	Commercial real estate	Commercial real estate— construction	Lease financing	Residential mortgage	Home equity	Consumer	Unallocated	Total
As of, and for the six months ended, June 30, 2016
Allowance for loan and lease losses:
Beginning balance, January 1, 2016	$1,393	$3,552	$153	$1	$534	$317	$12	$206	$6,168
Charge-offs	—	(150)	—	—	—	(25)	(10)	—	(185)
Recoveries	2	161	—	—	25	—	6	—	194
Provisions	(23)	678	(33)	—	(38)	33	1	117	735

Ending balance, June 30, 2016	1,372	4,241	120	1	521	325	9	323	6,912
Ending balance: individually evaluated for impairment	3	769	—	—	—	2	—	—	774

Ending balance: collectively evaluated for impairment	$1,369	$3,472	$120	$1	$521	$323	$9	$323	$6,138

Loans receivables:
Ending balance	$160,278	$410,786	$56,074	$565	$103,822	$34,579	$3,049	$—	$769,153
Ending balance: individually evaluated for impairment	68	3,657	—	—	824	81	—	—	4,630
Ending balance: acquired with credit deterioration	—	951	—	—	370	—	—	—	1,321

Ending balance: collectively evaluated for impairment	$160,210	$406,178	$56,074	$565	$102,628	$34,498	$3,049	$—	$763,202

(Dollars in thousands)	Commercial and industrial	Commercial real estate	Commercial real estate— construction	Lease financing	Residential mortgage	Home equity	Consumer	Unallocated	Total
December 31, 2016
Allowance for loan and lease losses:
Ending balance	$1,580	$4,323	$144	$1	$541	$379	$3	$212	$7,183
Ending balance: individually evaluated for impairment	6	711	72	—	68	1	—	—	858

Ending balance: collectively evaluated for impairment	$1,574	$3,612	$72	$1	$473	$378	$3	$212	$6,325

Loans receivable:
Ending balance	$172,518	$446,524	$54,376	$425	$99,457	$37,608	$3,016	$—	$813,924
Ending balance: individually evaluated for impairment	60	3,246	860	—	916	140	—	—	5,222
Ending balance: acquired with credit deterioration	—	842	—	—	389	—	—	—	1,231

Ending balance: collectively evaluated for impairment	$172,458	$442,436	$53,516	$425	$98,152	$37,468	$3,016	$—	$807,471

The recorded investments in troubled debt restructured loans at June 30, 2017 and December 31, 2016 are as follows:

(Dollars in thousands)	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Recorded Investment
June 30, 2017
Commercial real estate	$3,457	$4,003	$2,407
Residential mortgage	759	743	623

	$4,216	$4,746	$3,030

(Dollars in thousands)	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Recorded Investment
December 31, 2016
Commercial and industrial	$40	$35	$5
Commercial real estate	4,569	4,031	2,871
Residential mortgage	759	757	639

	$5,368	$4,823	$3,515

Mid Penn entered into forbearance or modification agreements on all loans currently classified as troubled debt restructures and all of these agreements have resulted in additional principal repayment. The terms of these forbearance agreements vary whereby principal payments have been decreased, interest rates have been reduced and/or the loan will be repaid as collateral is sold.

Mid Penn had troubled debt restructured loans at June 30, 2017 totaling $3,030,000. Four loans totaling $557,000 represented accruing impaired residential loans to unrelated borrowers in compliance with the terms of the modification, with one loan comprising $503,000 of this total. The remaining $2,473,000 representing ten loans among four relationships are nonaccrual impaired loans based upon a collateral evaluation in accordance with the guidance on impaired loans. Two large relationships accounted for $2,057,000 of the total $2,473,000 in nonaccrual impaired troubled debt restructured loans.

At December 31, 2016, Mid Penn’s troubled debt restructured loans totaled $3,515,000, of which five loans totaling $877,000 represented accruing impaired loans in compliance with the terms of the modification. Of the $877,000, four are accruing impaired residential mortgages to unrelated borrowers totaling $571,000 and the other one is an accruing impaired commercial real estate loan for $306,000. The remaining $2,638,000 representing ten loans among four relationships are nonaccrual impaired loans based upon a collateral evaluation in accordance with the guidance on impaired loans. Two large relationships account for $2,170,000 of the $2,638,000 nonaccrual impaired troubled debt restructured loan total.

As a result of management evaluations at June 30, 2017, June 30, 2016, and December 31, 2016, any specific allocations and charge-offs have been taken as appropriate. During the periods ended June 30, 2017 and June 30, 2016, there were no charge-offs associated with troubled debt restructured loans under forbearance agreements. There were no troubled debt restructured loans that defaulted within twelve months of restructure during the three and six months ended June 30, 2017 and 2016.

There were no additional troubled debt restructured loans added during the three and six months ended June 30, 2017 and 2016.

As of June 30, 2017, Mid Penn had no residential real estate held in other real estate owned. There were three consumer mortgage loans secured by residential real estate properties totaling $140,000 for which formal foreclosure proceedings were in process. As of December 31, 2016, Mid Penn had $57,000 of residential real estate held in other real estate owned, and no loans for which formal foreclosure proceedings were in process.

The following tables provide activity for the accretable yield of acquired impaired loans for the three and six months ended June 30, 2017.

(Dollars in thousands)
Accretable yield, April 1, 2017	$80
Accretable yield amortized to interest income	(12)
Reclassification from nonaccretable difference (a)	—

Accretable yield, June 30, 2017	$68

(Dollars in thousands)
Accretable yield, January 1, 2017	$67
Accretable yield amortized to interest income	(22)
Reclassification from nonaccretable difference (a)	23

Accretable yield, June 30, 2017	$68

(a)	Reclassification from non-accretable difference represents an increase to the estimated cash flows to be collected on the underlying portfolio.

(8)	Loans and Allowance for Loan and Lease Losses

The classes of the loan portfolio, summarized by the aggregate pass rating, net of deferred fees and costs of $196,000 and $178,000 as of December 31, 2016 and 2015, respectively, and the classified ratings of special mention, substandard, and doubtful within Mid Penn’s internal risk rating system as of December 31, 2016 and 2015, are noted below:

(Dollars in thousands) December 31, 2016	Pass	Special Mention	Substandard	Doubtful	Total
Commercial and industrial	$170,780	$937	$801	$—	$172,518
Commercial real estate	437,592	1,683	7,249	—	446,524
Commercial real estate—construction	52,888	202	1,286	—	54,376
Lease financing	425	—	—	—	425
Residential mortgage	97,994	107	1,356	—	99,457
Home equity	37,242	142	224	—	37,608
Consumer	3,016	—		—	3,016

	$799,937	$3,071	$10,916	$—	$813,924

(Dollars in thousands) December 31, 2015	Pass	Special Mention	Substandard	Doubtful	Total
Commercial and industrial	$158,302	$1,289	$670	$—	$160,261
Commercial real estate	359,859	2,088	7,517	—	369,464
Commercial real estate—construction	65,665	2,403	—	—	68,068
Lease financing	727	—	—	—	727
Residential mortgage	101,507	475	1,361	—	100,665
Home equity	32,928	261	222	—	33,411
Consumer	3,917	—	—	—	3,917

	$722,905	$6,516	$9,770	$—	$736,513

Impaired loans by loan portfolio class as of December 31, 2016 and 2015 are summarized as follows:

	December 31, 2016			December 31, 2015
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial and industrial:
Commercial and industrial	$4	$9	$—	$14	$49	$—
Commercial real estate:
Commercial real estate	726	1,792	—	1,023	2,020	—
Acquired with credit deterioration*	842	842	—	931	931	—
Commercial real estate—construction:
Commercial real estate—construction	618	618	—	—	—	—
Residential mortgage:
Residential mortgage	848	882	—	1,329	1,434	—
Acquired with credit deterioration*	389	389	—	400	400	—
Home equity:
Home equity	111	129	—	115	137	—

With an allowance recorded:
Commercial and industrial	$56	$62	$6	$113	$128	$51
Commercial real estate	2,520	2,646	711	1,947	1,981	429
Commercial real estate—construction	242	242	72	—	—	—
Residential mortgage	68	68	68	32	32	23
Home equity	29	49	1	—	—	—

Total:
Commercial and industrial	$60	$71	$6	$127	$177	$51
Commercial real estate	4,088	5,280	711	3,901	4,001	429
Commercial real estate—construction	860	860	72	—	—	—
Residential mortgage	1,305	1,339	68	1,761	1,466	23
Home equity	140	178	1	115	137	—

*	Loans acquired with credit deterioration are presented net of credit fair value adjustment.

Average recorded investment of impaired loans and related interest income recognized for the years ended December 31, 2016, 2015, and 2014 are summarized as follows:

	December 31, 2016		December 31, 2015		December 31, 2014
(Dollars in thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial and industrial:
Commercial and industrial	$9	$—	$19	$—	$72	$—
Acquired with credit deterioration	—	—	—	205	—	—
Commercial real estate:
Commercial real estate	820	—	1,051	14	1,966	346
Acquired with credit deterioration	810	164	926	350	—	—
Commercial real estate—construction:
Commercial real estate—construction	124	—	—	—	—	—
Residential mortgage:
Residential mortgage	821	21	816	8	541	—
Acquired with credit deterioration	378	4	400	—	—	—
Home equity:
Home equity	75	—	107	—	29	—
Acquired with credit deterioration	—	—	—	3	—	—

With an allowance recorded:
Commercial and industrial	$59	$—	$123	$—	$93	$—
Commercial real estate	2,177	—	1,721	—	6,823	—
Commercial real estate—construction	48	—	—	—	—	—
Residential mortgage	14	—	25	—	—	—
Home equity	32	—	—	—	76	—

Total:
Commercial and industrial	$68	$—	$142	$205	$165	$—
Commercial real estate	3,807	164	3,698	364	8,789	346
Commercial real estate—construction	172	—	—	—	—	—
Residential mortgage	1,213	25	1,241	8	541	—
Home equity	107	—	107	3	105	—

Nonaccrual loans by loan portfolio class as of December 31, 2016 and 2015 are summarized as follows:

(Dollars in thousands)	2016	2015
Commercial and industrial	$4	$66
Commercial real estate	2,939	2,607
Commercial real estate—construction	860	—
Residential mortgage	715	1,630
Home equity	140	115

	$4,658	$4,418

If nonaccrual loans and leases had been current in accordance with their original terms and had been outstanding throughout the period or since origination, if held for part of the period, Mid Penn would have recorded interest income on these loans of $666,000, $778,000, and $798,000, in the years ended December 31, 2016, 2015, and 2014, respectively. Mid Penn has no commitments to lend additional funds to borrowers with impaired or nonaccrual loans.

The performance and credit quality of the loan portfolio is also monitored by the analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The classes of the loan portfolio summarized by the past due status as of December 31, 2016 and 2015 are summarized as follows:

(Dollars in thousands) December 31, 2016	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Receivable > 90 Days and Accruing
Commercial and industrial:
Commercial and industrial	$164	$12	$4	$180	$172,338	$172,518	$—
Commercial real estate:
Commercial real estate	475	—	1,004	1,479	444,203	445,682	—
Acquired with credit deterioration	—	—	59	59	783	842	59
Commercial real estate—construction:
Commercial real estate—construction	—	404	84	488	53,888	54,376	—
Lease financing:
Lease financing	—	—	—	—	425	425	—
Residential mortgage:
Residential mortgage	548	124	237	909	98,159	99,068	—
Acquired with credit deterioration	—	—	238	238	151	389	—
Home equity:
Home equity	33	13	125	171	37,437	37,608	—
Consumer:
Consumer	—	—	—	—	3,016	3,016	—

Total	$1,220	$553	$1,751	$3,524	$810,400	$813,924	$59

(Dollars in thousands) December 31, 2015	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Receivable > 90 Days and Accruing
Commercial and industrial:
Commercial and industrial	$55	$204	$66	$325	$159,936	$160,261	$—
Commercial real estate:
Commercial real estate	211	608	1,456	2,275	366,258	368,533	—
Acquired with credit deterioration	215	518	55	788	143	931	55
Commercial real estate—construction:
Commercial real estate—construction	—	—	—	—	68,068	68,068	—
Lease financing:
Lease financing	—	—	—	—	727	727	—
Residential mortgage:
Residential mortgage	694	550	778	2,022	98,243	100,265	—
Acquired with credit deterioration	12	—	222	234	166	400	—
Home equity:
Home equity	—	50	23	73	33,338	33,411	—
Consumer:
Consumer	10	5	—	15	3,902	3,917	—

Total	$1,197	$1,935	$2,600	$5,732	$730,781	$736,513	$55

Activity in the allowance for loan and lease losses for the years ended December 31, 2016, 2015, and 2014, and the recorded investment in loans receivable as of December 31, 2016, 2015, and 2014 are as follows:

(Dollars in thousands) December 31, 2016	Commercial and industrial	Commercial real estate	Commercial real estate - construction	Lease financing	Residential mortgage	Home equity	Consumer	Unallocated	Total
Allowance for loan and lease losses:
Beginning balance	$1,393	$3,552	$153	$1	$534	$317	$12	$206	$6,168
Charge-offs	(820)	(216)	—	—	(4)	(25)	(42)	—	(1,107)
Recoveries	4	211	—	—	26	—	11	—	252
Provisions	1,003	776	(9)	—	(15)	87	22	6	1,870

Ending balance	1,580	4,323	144	1	541	379	3	212	7,183
Ending balance: individually evaluated for impairment	6	711	72	—	68	1	—	—	858

Ending balance: collectively evaluated for impairment	$1,574	$3,612	$72	$1	$473	$378	$3	$212	$6,325

Loans receivable:
Ending balance	$172,518	$446,524	$54,376	$425	$99,457	$37,608	$3,016	$—	$813,924
Ending balance: individually evaluated for impairment	60	3,246	860	—	916	140	—	—	5,222
Ending balance: acquired with credit deterioration	—	842	—	—	389	—	—	—	1,231

Ending balance: collectively evaluated for impairment	$172,458	$442,436	$53,516	$425	$98,152	$37,468	$3,016	$—	$807,471

(Dollars in thousands) December 31, 2015	Commercial and industrial	Commercial real estate	Commercial real estate - construction	Lease financing	Residential mortgage	Home equity	Consumer	Unallocated	Total
Allowance for loan and lease losses:
Beginning balance	$1,393	$3,925	$33	$2	$450	$653	$35	$225	$6,716
Charge-offs	(130)	(1,569)	—	—	(35)	(36)	(14)	—	(1,784)
Recoveries	12	75	—	—	44	29	11	—	171
Provisions	118	1,121	120	(1)	75	(329)	(20)	(19)	1,065

Ending balance	1,393	3,552	153	1	534	317	12	206	6,168
Ending balance: individually evaluated for impairment	51	429	—	—	23	—	—	—	503

Ending balance: collectively evaluated for impairment	$1,342	$3,123	$153	$1	$511	$317	$12	$206	$5,665

Loans receivable:
Ending balance	$160,261	$369,464	$68,068	$727	$100,665	$33,411	$3,917	$—	$736,513
Ending balance: individually evaluated for impairment	127	2,970	—	—	1,361	115	—	—	4,573
Ending balance: acquired with credit deterioration	—	931	—	—	400	—	—	—	1,331

Ending balance: collectively evaluated for impairment	$160,134	$365,563	$68,068	$727	$98,904	33,296	$3,917	$—	$730,609

(Dollars in thousands) December 31, 2014	Commercial and industrial	Commercial real estate	Commercial real estate - construction	Lease financing	Residential mortgage	Home equity	Consumer	Unallocated	Total
Allowance for loan and lease losses:
Beginning Balance	$1,187	$4,006	$9	$—	$581	$441	$72	$21	$6,317
Charge-offs	(62)	(1,057)	—	—	(133)	(43)	(33)	—	(1,328)
Recoveries	13	13	—	—	20	1	63	—	110
Provisions	255	963	24	2	(18)	254	(67)	204	1,617

Ending balance	1,393	3,925	33	2	450	653	35	225	6,716
Ending balance: individually evaluated for impairment	137	1,382	—	—	—	115	—	—	1,634

Ending balance: collectively evaluated for impairment	$1,256	$2,543	$33	$2	$450	$538	$35	$225	$5,082

Loans receivable:
Ending balance	$119,010	$297,357	$56,076	$1,121	$66,442	$28,506	$3,021	$—	$571,533
Ending balance: individually evaluated for impairment	618	8,925	—	—	1,146	240	—	—	10,929

Ending balance: collectively evaluated for impairment	$118,392	$288,432	$56,076	$1,121	$65,296	$28,266	$3,021	$—	$560,604

The recorded investments in troubled debt restructured loans at December 31, 2016 and 2015 are as follows:

	Pre-Modification	Post-Modification
(Dollars in thousands) December 31, 2016	Outstanding Recorded Investment	Outstanding Recorded Investment	Recorded Investment
Commercial and industrial	$40	$35	$5
Commercial real estate	4,569	4,031	2,871
Residential mortgage	759	757	639

	$5,368	$4,823	$3,515

	Pre-Modification	Post-Modification
(Dollars in thousands) December 31, 2015	Outstanding Recorded Investment	Outstanding Recorded Investment	Recorded Investment
Commercial and industrial	$40	$35	$15
Commercial real estate	3,634	3,117	2,235
Residential mortgage	733	727	555

	$4,407	$3,879	$2,805

At December 31, 2016, Mid Penn’s troubled debt restructured loans totaled $3,515,000, including five loans totaling $877,000 represented accruing impaired loans in compliance with the terms of the modification. Of the $877,000, four are accruing impaired residential mortgages to unrelated borrowers totaling $571,000 and the other one is an accruing impaired commercial real estate loan for $306,000. The remaining $2,638,000 of troubled debt restructured loans represent ten loans among four relationships, are nonaccrual impaired loans, and resulted in a collateral evaluation in accordance with the guidance on impaired loans. Two large relationships account for $2,170,000 of the $2,638,000 nonaccrual impaired troubled debt restructured loan total. As a result of the evaluation, a specific allocation and, subsequently, charge-offs have been taken as appropriate. As of December 31, 2016, there were no charge-offs associated with troubled debt restructured loans while under a forbearance agreement. As of December 31, 2016, there were no defaulted troubled debt restructured loans as all troubled debt restructured loans were current with respect to their associated forbearance agreements. There were also no defaults on troubled debt restructured loans within twelve months of restructure during 2016. One forbearance agreement was negotiated during 2008, eight forbearance agreements were negotiated during 2009, two were negotiated during 2013, one was negotiated during 2014, and three were negotiated during 2016.

At December 31, 2015, Mid Penn’s troubled debt restructured loans totaled $2,805,000 of which four loans totaling $459,000 represented accruing impaired loans in compliance with the terms of the modification. Of the $459,000, three are accruing impaired residential mortgages to unrelated borrowers totaling $64,000 and the other one is an accruing impaired commercial real estate loan for $395,000. The remaining $2,346,000, representing nine loans among four relationships, are nonaccrual impaired loans, and resulted in a collateral evaluation in accordance with the guidance on impaired loans. One large relationship accounted for $1,370,000 of the $2,346,000 nonaccrual impaired troubled debt restructured loan total. As a result of the evaluation, a specific allocation and, subsequently, charge-offs have been taken as appropriate. As of December 31, 2015, there were no charge-offs associated with troubled debt restructured loans while under a forbearance agreement. As of December 31, 2015, there were no defaulted troubled debt restructured loans as all troubled debt restructured loans were current with respect to their associated forbearance agreements. There were also no defaults on troubled debt restructured loans within twelve months of restructure during 2015. One forbearance agreement was negotiated during 2008, nine forbearance agreements were negotiated during 2009, two were negotiated during 2013, and one was negotiated during 2014.

Mid Penn entered into forbearance agreements on all loans currently classified as troubled debt restructures and all of these agreements have resulted in additional principal repayment. The terms of these forbearance agreements vary whereby principal payments have been decreased, interest rates have been reduced and/or the loan will be repaid as collateral is sold.

There were three loans modified in 2016 and no loans modified in 2015 that resulted in troubled debt restructurings. The following table summarizes the loans whose terms have been modified resulting in troubled debt restructurings during the year ended December 31, 2016.

(Dollars in thousands) December 31, 2016	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment
Commercial real estate	2	$934	$914	$914
Residential mortgage	1	68	68	68

	3	$1,002	$982	$982

The following table provides activity for the accretable yield of purchased impaired loans for the year ended December 31, 2016.

(Dollars in thousands)
Accretable yield, January 1, 2016	$178
Accretable yield amortized to interest income	(141)
Reclassification from nonaccretable difference (a)	30

Accretable yield, December 31, 2016	$67

(a)	Reclassification from non-accretable difference represents an increase to the estimated cash flows to be collected on the underlying portfolio.

The Bank has granted loans to certain of its executive officers, directors, and their related interests. The aggregate amount of these loans was $17,594,000 and $10,657,000 at December 31, 2016 and 2015, respectively. During 2016, $14,479,000 of new loans and advances were extended and repayments totaled $7,542,000. None of these loans were past due, in nonaccrual status, or restructured at December 31, 2016.